United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05088

                        The AllianceBernstein Portfolios
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2003

                   Date of reporting period: January 31, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Growth Fund


Large- and Mid-Cap Growth

Semi-Annual Report--January 31, 2004

Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

March 5, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Growth Fund (the "Fund") for the semi-annual reporting period ended January 31, 2004.

Investment Objectives and Policies

This open-end fund seeks long-term growth of capital. The Fund invests principally in a portfolio of equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.

Investment Results

The following table provides the Fund's performance over the six- and 12-month periods ended January 31, 2004. For comparison, we have shown returns for the Russell 3000 Growth Index and the Standard & Poor's (S&P) 500 Stock Index.

INVESTMENT RESULTS*
Periods Ended January 31, 2004
                                                       Returns
                                                6 Months      12 Months
-------------------------------------------------------------------------------
AllianceBernstein Growth Fund
  Class A                                        18.95%        43.83%
  Class B                                        18.49%        42.72%
  Class C                                        18.52%        42.79%
S&P 500 Stock Index                              15.22%        34.55%
Russell 3000 Growth Index                        14.78%        37.32%

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of January 31, 2004. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

    The unmanaged Russell 3000 Growth Index, the unmanaged Russell 3000 Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 3000 Growth Index contains those securities in the Russell 3000 Index with a greater-than-average growth orientation. The Russell 3000 Index is comprised of 3,000 of the largest capitalized companies that are traded in the United States. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Growth Fund.

    Additional investment results appear on pages 4-6.

For the six- and 12-month periods ended January 31, 2004, the Fund outperformed its benchmarks, the S&P 500 Stock Index and the Russell 3000 Growth Index. Top contributors to performance during both periods under review included leading companies in the health care and technology


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 1
sectors. The Fund's overweight position in the financial services sector also contributed positively to performance.

While the Fund's underexposure to technology and health care adversely affected performance, this was more than offset by strong stock selection within these sectors. Relative performance was also adversely affected by the Fund's lack of exposure to the integrated oil sector.

Market Review and Investment Strategy

The past 12 months witnessed a broadening equity recovery, validated and reinforced by cyclical expansion of economic growth, corporate profits and cash flow. Consistent with this shift in expectations, market leadership was assumed by economically sensitive sectors, in particular technology, consumer durables and energy stocks. Conversely, consistent growth sectors generally lagged, despite fundamentals largely remaining favorable. Although impressive in terms of its breadth and magnitude, the market recovery was led, to an unusual extent, by outperformance by smaller-capitalization equities, in particular cyclical and lower-credit quality equities.

We increased the Fund's exposure to cyclical growth during the spring and summer months, most notably through investment in technology and securities-related stocks. While we have increased exposure to economically sensitive sectors, the Fund retains significant exposure in consistent growth companies, some of which have lagged as investors' appetite for risk has increased.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 2

PORTFOLIO SUMMARY
January 31, 2004 (unaudited)

INCEPTION DATES
Class A Shares
9/4/90
Class B Shares
10/23/87
Class C Shares
8/2/93


PORTFOLIO STATISTICS
Net Assets ($mil): $2,241.3


SECTOR BREAKDOWN
    31.1%   Technology
    24.5%   Finance
    21.5%   Health Care
    14.0%   Consumer Services
     5.5%   Consumer Manufacturing
     1.0%   Capital Goods
     1.0%   Multi-Industry Companies
     0.9%   Energy
     0.4%   Aerospace & Defense

     0.1%   Short-Term

[PIE GRAPH OMITTED]


All data as of January 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 3

INVESTMENT RESULTS

CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                           Without Sales Charge             With Sales Charge
           1 Year                  43.83%                        37.73%
          5 Years                  -5.38%                        -6.20%
         10 Years                   6.88%                         6.41%


CLASS A SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
           1 Year                                                29.12%
          5 Years                                                -6.55%
         10 Years                                                 6.23%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class A shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares.

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, fluctuations in the value of investments in foreign currency denominated securities may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 4

INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                           Without Sales Charge             With Sales Charge
           1 Year                  42.72%                        38.72%
          5 Years                  -6.08%                        -6.08%
         10 Years(a)                6.28%                         6.28%


CLASS B SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
           1 Year                                                29.92%
          5 Years                                                -6.43%
         10 Years(a)                                              6.09%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class B shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, fluctuations in the value of investments in foreign currency denominated securities may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


(a) Assumes conversion of Class B shares into Class A shares after eight years.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 5

INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                           Without Sales Charge             With Sales Charge
           1 Year                   42.79%                       41.79%
          5 Years                   -6.06%                       -6.06%
         10 Years                    6.12%                        6.12%


CLASS C SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
           1 Year                                                32.85%
          5 Years                                                -6.42%
         10 Years                                                 5.94%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class C shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, fluctuations in the value of investments in foreign currency denominated securities may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 6

TEN LARGEST HOLDINGS
January 31, 2004 (unaudited)

                                                                   Percent of
Company                               U.S. $ Value                 Net Assets
-------------------------------------------------------------------------------
Legg Mason, Inc.                      $105,029,155                       4.7%
Forest Laboratories, Inc.               95,771,793                       4.3
Citigroup, Inc.                         94,444,505                       4.2
Juniper Networks, Inc.                  91,350,180                       4.1
American International Group, Inc.      87,640,622                       3.9
eBay, Inc.                              85,684,449                       3.8
Career Education Corp.                  71,224,148                       3.2
Marvell Technology Group, Ltd.
   (Bermuda)                            70,333,120                       3.1
Wellpoint Health Networks, Inc.         67,252,500                       3.0
Dell, Inc.                              64,262,735                       2.9
                                      $832,993,207                      37.2%


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 7

PORTFOLIO OF INVESTMENTS
January 31, 2004 (unaudited)


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS-99.6%

Technology-31.0%
Communications Equipment-5.3%
Cisco Systems, Inc.(a)                        1,076,110      $27,591,460
Juniper Networks, Inc.(a)                     3,162,000       91,350,180
                                                           -------------
                                                             118,941,640
                                                           -------------
Computer Hardware/Storage-2.9%
Dell, Inc.(a)                                 1,920,010       64,262,735
                                                           -------------
Computer Software-8.8%
Electronic Arts, Inc.(a)                        686,340       32,161,892
Intuit, Inc.(a)                                 391,400       19,734,388
Mercury Interactive Corp.(a)                    656,150       30,799,681
Red Hat, Inc.(a)                                228,500        4,348,355
Symantec Corp.(a)                             1,297,400       50,339,120
VERITAS Software Corp.(a)                     1,803,800       59,272,868
                                                           -------------
                                                             196,656,304
                                                           -------------
Contract Manufacturing-0.2%
Flextronics International, Ltd.
   (Singapore)(a)                               272,400        5,175,600
                                                           -------------
Internet Infrastructure-3.8%
eBay, Inc.(a)                                 1,278,300       85,684,449
                                                           -------------
Internet Media-0.2%
Yahoo!, Inc.(a)                                  93,300        4,371,105
                                                           -------------
Semi-Conductor Components-8.1%
Broadcom Corp. Cl.A(a)                        1,443,300       58,583,547
Intel Corp.                                     256,100        7,836,660
Linear Technology Corp.                         650,200       26,008,000
Marvell Technology Group, Ltd. (Bermuda)(a)   1,690,700       70,333,120
Maxim Integrated Products, Inc.                 356,300       18,224,745
                                                           -------------
                                                             180,986,072
                                                           -------------
Miscellaneous-1.7%
Amphenol Corp. Cl.A(a)                          391,900       25,892,833
Tektronix, Inc.                                 394,800       12,266,436
                                                           -------------
                                                              38,159,269
                                                           -------------
                                                             694,237,174
                                                           -------------
Finance-24.4%
Banking - Regional-0.2%
Bank One Corp.                                   90,100        4,559,961
                                                           -------------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 8

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------

Brokerage & Money Management-9.7%
Legg Mason, Inc.                              1,186,100     $105,029,155
Merrill Lynch & Co., Inc.                       470,200       27,643,058
Morgan Stanley                                  754,700       43,931,087
The Goldman Sachs Group, Inc.                   415,300       41,343,115
                                                           -------------
                                                             217,946,415
                                                           -------------
Insurance-5.4%
American International Group, Inc.            1,261,924       87,640,622
Everest Re Group, Ltd.                          380,900       32,406,972
                                                           -------------
                                                             120,047,594
                                                           -------------
Miscellaneous-9.1%
Ambac Financial Group, Inc.                     686,200       51,307,174
Citigroup, Inc.                               1,908,741       94,444,504
MBNA Corp.                                    2,156,005       58,125,895
                                                           -------------
                                                             203,877,573
                                                           -------------
                                                             546,431,543
                                                           -------------
Health Care-21.4%
Biotechnology-1.3%
Cephalon, Inc.(a)                               206,400       11,314,848
Gilead Sciences, Inc.(a)                        314,700       17,267,589
                                                           -------------
                                                              28,582,437
                                                           -------------
Drugs-6.3%
Forest Laboratories, Inc.(a)                  1,285,700       95,771,793
Patterson Dental Co.(a)                         188,700       12,444,765
Teva Pharmaceutical Industries, Ltd.
(Israel) (ADR)                                  537,000       33,610,830
                                                           -------------
                                                             141,827,388
                                                           -------------
Medical Products-4.5%
Alcon, Inc. (Switzerland)                       290,200       18,575,702
St. Jude Medical, Inc.(a)                       131,700        9,462,645
Stryker Corp.                                   694,100       61,594,434
Zimmer Holdings, Inc.(a)                        152,100       11,635,650
                                                           -------------
                                                             101,268,431
                                                           -------------
Medical Services-9.3%
Anthem, Inc.(a)                                 274,900       22,481,322
Caremark Rx, Inc.(a)                            540,400       14,455,700
Express Scripts, Inc.(a)                        729,969       50,491,956
Health Management Associates, Inc. Cl.A       1,330,300       32,605,653
Stericycle, Inc.(a)                             482,700       21,335,340
Wellpoint Health Networks, Inc.(a)              640,500       67,252,500
                                                           -------------
                                                             208,622,471
                                                           -------------
                                                             480,300,727
                                                           -------------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 9

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------

Consumer Services-13.9%
Broadcasting & Cable-2.1%
Comcast Corp. Special Cl.A(a)                 1,395,200      $45,971,840
United Pan Europe warrants, expiring
  12/01/08 (Netherlands)(a)                     218,502                0
UnitedGlobalCom, Inc. Cl.A(a)                    90,415          858,942
UnitedGlobalCom, Inc. rights, expiring
  02/06/04(a)                                    25,316           84,809
                                                           -------------
                                                              46,915,591
                                                           -------------
Entertainment & Leisure-2.8%
Harley-Davidson, Inc.                         1,232,600       62,911,904

Retail - General Merchandise-2.6%
Bed Bath & Beyond, Inc.(a)                      699,310       28,398,979
Lowe's Cos., Inc.                               405,000       21,687,750
Tiffany & Co.                                   194,700        7,717,908
                                                           -------------
                                                              57,804,637
                                                           -------------
Miscellaneous-6.4%
Career Education Corp.(a)                     1,414,300       71,224,148
CDW Corp.                                       417,400       28,358,156
Education Management Corp.(a)                    81,900        2,749,383
Iron Mountain, Inc.(a)                          772,800       32,171,664
Strayer Education, Inc.                          87,500        9,878,750
                                                           -------------
                                                             144,382,101
                                                           -------------
                                                             312,014,233
                                                           -------------
Consumer Manufacturing-5.5%
Building & Related-5.5%
Centex Corp.                                    367,800       38,950,020
D.R. Horton, Inc.                             1,126,950       31,667,295
Lennar Corp. Cl.A                               753,400       33,224,940
NVR, Inc.(a)                                     42,700       18,553,150
                                                           -------------
                                                             122,395,405
                                                           -------------
Multi-Industry Companies-1.0%
Danaher Corp.                                   253,400       23,198,770
                                                           -------------
Capital Goods-1.0%
Engineering & Construction-1.0%
Jacobs Engineering Group, Inc.(a)               504,600       22,646,448
                                                           -------------
Energy-0.9%
Domestic Producers-0.9%
Apache Corp.                                    522,670       20,112,342
                                                           -------------
Aerospace & Defense-0.5%
L-3 Communications Holdings, Inc.(a)            219,300       11,723,778
                                                           -------------
Total Common Stocks & Other Investments
  (cost $1,529,705,344)                                    2,233,060,420
                                                           -------------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 10

                                              Shares or
                                              Principal
                                                 Amount
                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT-0.1%
Time Deposit-0.1%
State Street Euro Dollar
  0.50%, 2/02/04
  (cost $767,000)                            $      767    $     767,000
                                                           -------------

Total Investments Before Security Lending
  Collateral-99.7%
  (cost $1,530,472,344)                                    2,233,827,420
                                                           -------------

INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED*-5.2%
Short-Term Investment-5.2%
UBS Private Money Market Fund, LLC, 1.02%
  (cost $116,371,860)                       116,371,860      116,371,860
                                                           -------------
Total Investments-104.9%
  (cost $1,646,844,204)                                    2,350,199,280
Other assets less liabilities-(4.9%)                        (108,903,817)
                                                           -------------
Net Assets-100.0%                                         $2,241,295,463
                                                           =============


*    See Note E for securities lending information.

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 11

STATEMENT OF ASSETS & LIABILITIES
January 31, 2004 (unaudited)

Assets
Investments in securities, at value
  (cost $1,646,844,204--including investment of
  cash collateral for securities loaned of $116,371,860)      $2,350,199,280(a)
Cash                                                              13,070,653
Receivable for investment securities sold                         19,637,261
Dividends and interest receivable                                  1,054,818
Receivable for shares of beneficial interest sold                    414,315
                                                              --------------
Total assets                                                   2,384,376,327
                                                              --------------
Liabilities
Payable for collateral on securities loaned                      116,371,860
Payable for investment securities purchased                       19,103,665
Payable for shares of beneficial interest redeemed                 3,779,018
Advisory fee payable                                               1,477,589
Distribution fee payable                                             468,868
Dividends payable                                                      4,194
Accrued expenses and other liabilities                             1,875,670
                                                              --------------
Total liabilities                                                143,080,864
                                                              --------------
Net Assets                                                    $2,241,295,463
                                                              ==============
Composition of Net Assets
Shares of beneficial interest, at par                                   $890
Additional paid-in capital                                     3,524,230,915
Accumulated net investment loss                                  (16,087,470)
Accumulated net realized loss on investment transactions      (1,970,202,404)
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities            703,353,532
                                                              --------------
                                                              $2,241,295,463
                                                              ==============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($972,044,922 / 31,215,436 shares of beneficial
  interest issued and outstanding)                                    $31.14
Sales charge--4.25% of public offering price                            1.38
                                                                      ------
Maximum offering price                                                $32.52
                                                                      ======
Class B Shares
Net asset value and offering price per share
  ($997,153,636 / 45,640,454 shares of beneficial
  interest issued and outstanding)                                    $21.85
                                                                      ======
Class C Shares
Net asset value and offering price per share
  ($251,783,683 / 11,503,023 shares of beneficial
  interest issued and outstanding)                                    $21.89
                                                                      ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($20,313,222 / 635,829 shares of beneficial
  interest issued and outstanding)                                    $31.95
                                                                      ======


(a) Includes securities on loan with a value of $114,662,232 (see Note E).

    See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 12

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2004 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
  of $7,393)                                 $5,036,892
Interest                                         54,426       $5,091,318
                                           ------------
Expenses
Advisory fee                                  8,156,928
Distribution fee--Class A                     1,359,579
Distribution fee--Class B                     5,021,110
Distribution fee--Class C                     1,229,925
Transfer agency                               4,858,440
Printing                                        478,249
Custodian                                       177,087
Audit and legal                                  76,070
Registration fees                                31,407
Trustees' fees                                   13,740
Miscellaneous                                    35,037
                                           ------------
Total expenses                               21,437,572
Less: expenses waived by the
  transfer agent (see Note B)                  (291,142)
Less: expense offset arrangement
(see Note B)                                       (618)
                                           ------------
Net expenses                                                  21,145,812
                                                            ------------
Net investment loss                                          (16,054,494)
                                                            ------------
Realized and Unrealized Gain on
  Investment and Foreign Currency
  Transactions
Net realized gain on investment
  transactions                                                89,160,080
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                297,022,360
  Foreign currency denominated assets
    and liabilities                                                1,786
                                                            ------------
Net gain on investment and foreign
  currency transactions                                      386,184,226
                                                            ------------
Net Increase in Net Assets
  from Operations                                           $370,129,732
                                                            ============

See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 13

STATEMENT OF CHANGES IN NET ASSETS

                          Six Months
                             Ended          November 1,
                          January 31,         2002 to             Year Ended
                             2004             July 31,            October 31,
                         (unaudited)           2003*                  2002
                         ===========        ===========           ===========
Increase (Decrease)
in Net Assets from
Operations
Net investment loss     $(16,054,494)      $(24,388,076)         $(46,477,506)
Net realized gain
  (loss) on investment
  transactions            89,160,080       (199,625,443)       (1,022,702,646)
Net change in
  unrealized
  appreciation/
  depreciation
  of investments and
  foreign currency
  denominated assets
  and liabilities        297,024,146        508,842,573           574,502,662
                      --------------     --------------        --------------
Net increase
  (decrease) in net
  assets from
  operations             370,129,732        284,829,054          (494,677,490)
Transactions in
Shares of Beneficial
Interest
Net decrease            (217,462,776)      (293,639,051)         (954,217,512)
                      --------------     --------------        --------------
Total increase
  (decrease)             152,666,956         (8,809,997)       (1,448,895,002)
Net Assets
Beginning of period    2,088,628,507      2,097,438,504         3,546,333,506
                      --------------     --------------        --------------
End of period         $2,241,295,463     $2,088,628,507        $2,097,438,504
                      ==============     ==============        ==============


* The Fund changed its fiscal year end from October 31 to July 31.

  See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 14

NOTES TO FINANCIAL STATEMENTS
January 31, 2004 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Growth Fund (the "Fund"), a series of The AllianceBernstein Portfolios (the "Trust"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 15
valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 16
liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

7. Change of Fiscal Year End

The Fund changed its fiscal year end from October 31 to July 31. Accordingly, the statement of changes in net assets and financial highlights include the period from November 1, 2002 to July 31, 2003.

NOTE B

Advisory Fee and Other Transactions With Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee equal to the annualized rate of .75% of the Fund's average daily net assets up to $3 billion, .70% of the next $1 billion of the Fund's average daily


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 17
net assets, .65% of the next $1 billion of the Fund's average daily net assets, and .60% of the Fund's average daily net assets over $5 billion. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion, and .60% in excess of $5 billion, of the average daily net assets of the Fund. For the six months ended January 31, 2004, there were no fees waived by the Adviser. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $2,609,091 for the six months ended January 31, 2004. In addition, AGIS agreed to waive a portion of its fees for the six months ended January 31, 2004. Such waiver amounted to $291,142.

For the the six months ended January 31, 2004, the Fund's expenses were reduced by $618 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $13,578 from the sale of Class A shares and received $6,662, $307,112, and $2,646, in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively for the six months ended January 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2004 amounted to $1,853,193, of which $26,425 was paid to Sanford
C. Bernstein &Co. LLC, an affiliate of the Adviser.

Accrued expenses includes $34,588 owed to a trustee and a former trustee under the Trust's deferred compensation plan.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 18
limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares.

The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Securities Exchange Commission as being a "compensation" plan.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended January 31, 2004, were as follows:

                                           Purchases           Sales
                                        ---------------  ----------------
Investment securities (excluding
  U.S. government securities)              $518,305,136      $745,298,591
U.S. government securities                           -0-               -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                $775,827,218
Gross unrealized depreciation                                 (72,472,142)
                                                             ------------
Net unrealized appreciation                                  $703,355,076
                                                             ============

1. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not per-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 19
form under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 20

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of January 31, 2004, the Fund had loaned securities with a value of $114,662,232 and received cash collateral which was invested in a money market fund valued at $116,371,860 as included in the accompanying portfolio of investments. For the period ending January 31, 2004, the Fund earned fee income of $35,243 which is included in interest income in the accompanying statement of operations.

NOTE F

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:


                                              Shares
                  ------------------------------------------------------------
                        Six Months
                             Ended        November 1, 2002          Year Ended
                  January 31, 2004             to July 31,         October 31,
                       (unaudited)                 2003(a)                2002
                  ------------------------------------------------------------
Class A
Shares sold               270,595               11,863,813          16,599,514
------------------------------------------------------------------------------
Shares converted
  from Class B          3,367,737                5,211,157          10,502,980
------------------------------------------------------------------------------
Shares redeemed        (4,345,349)             (16,868,747)        (27,303,394)
------------------------------------------------------------------------------
Net increase
  (decrease)             (707,017)                 206,223            (200,900)
==============================================================================
Class B
Shares sold             1,350,182                2,397,788           4,281,786
------------------------------------------------------------------------------
Shares converted
  to Class A           (4,792,933)              (7,380,291)        (14,775,480)
------------------------------------------------------------------------------
Shares redeemed        (5,135,661)             (11,630,038)        (32,869,032)
------------------------------------------------------------------------------
Net decrease           (8,578,412)             (16,612,541)        (43,362,726)
==============================================================================
 (a) The Fund changed its fiscal year end from October 31 to July 31.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 21

                                              Shares
                  ------------------------------------------------------------
                        Six Months
                             Ended        November 1, 2002          Year Ended
                  January 31, 2004             to July 31,         October 31,
                       (unaudited)                 2003(a)                2002
                  ------------------------------------------------------------
Class C
Shares sold               452,688                  825,080           1,854,658
------------------------------------------------------------------------------
Shares redeemed        (1,748,006)              (3,024,337)         (8,278,048)
------------------------------------------------------------------------------
Net decrease           (1,295,318)              (2,199,257)         (6,423,390)
==============================================================================
Advisor Class
Shares sold                87,508                  291,265             100,826
------------------------------------------------------------------------------
Shares redeemed           (85,452)                (110,074)           (332,010)
------------------------------------------------------------------------------
Net increase (decrease)     2,056                  181,191            (231,184)
==============================================================================
 (a) The Fund changed its fiscal year end from October 31 to July 31.


                                              Amount
                  ------------------------------------------------------------
                        Six Months
                             Ended        November 1, 2002          Year Ended
                  January 31, 2004             to July 31,         October 31,
                       (unaudited)                 2003(a)                2002
                  ------------------------------------------------------------
Class A
Shares sold             $6,061,100            $270,711,686        $456,231,350
------------------------------------------------------------------------------
Shares converted
  from Class B          96,494,277             120,403,273         276,896,939
------------------------------------------------------------------------------
Shares redeemed       (123,722,731)           (385,366,771)       (744,845,987)
------------------------------------------------------------------------------
Net increase
  (decrease)          $(21,167,354)             $5,748,188        $(11,717,698)
==============================================================================
Class B
Shares sold            $26,885,709             $39,125,320         $83,516,126
------------------------------------------------------------------------------
Shares converted
  to Class A           (96,494,277)           (120,403,273)       (276,896,939)
------------------------------------------------------------------------------
Shares redeemed       (100,739,456)           (186,634,977)       (621,500,454)
------------------------------------------------------------------------------
Net decrease         $(170,348,024)          $(267,912,930)      $(814,881,267)
==============================================================================
Class C
Shares sold             $9,000,142             $13,474,483         $37,048,175
------------------------------------------------------------------------------
Shares redeemed        (35,021,040)            (48,936,685)       (158,402,462)
------------------------------------------------------------------------------
Net decrease          $(26,020,898)           $(35,462,202)      $(121,354,287)
==============================================================================
Advisor Class
Shares sold             $2,592,444              $6,536,136          $2,850,447
------------------------------------------------------------------------------
Shares redeemed         (2,518,944)             (2,548,243)         (9,114,707)
------------------------------------------------------------------------------
Net increase
  (decrease)               $73,500              $3,987,893         $(6,264,260)
==============================================================================
(a) The Fund changed its fiscal year end from October 31 to July 31.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 22

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ending January 31, 2004.

NOTE H

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending July 31, 2004 will be determined at the end of the current fiscal year. As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                        $(2,052,125,849)(a)
Unrealized appreciation/(depreciation)                          399,059,771 (b)
                                                            ---------------
Total accumulated earnings/(deficit)                        $(1,653,066,078)
                                                            ===============

(a) On July 31, 2003, the Fund had a net capital loss carryforward of $2,052,092,870, of which $798,395,660 expires in the year 2009, $1,051,944,066 expires in the year 2010 and $201,753,144 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 23

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 24
that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately forty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 25

FINANCIAL HIGHLIGHTS


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                      Class A
--------------------------------------------------------------------------------------------------------------
                         Six Months    November 1,
                              Ended           2002
                        January 31,             to                       Year Ended October 31,
                               2004       July 31,      ------------------------------------------------------
                        (unaudited)        2003(a)       2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period     $  26.18       $  22.56    $  27.40    $  52.42    $  56.32    $  47.17    $  43.95
Income From Investment
  Operations
Net investment loss(b)        (.15)(c)       (.21)       (.28)       (.22)       (.17)       (.15)       (.05)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                5.11           3.83       (4.56)     (19.10)       3.71       13.01        6.18
Net increase (decrease)
  in net asset value
  from operations             4.96           3.62       (4.84)     (19.32)       3.54       12.86        6.13
Less: Distributions
  Distributions from
  net realized gain
  on investment
  transactions                  -0-           -0-          -0-      (5.70)      (7.44)      (3.71)      (2.91)
Net asset value,
  end of period           $  31.14      $  26.18     $  22.56    $  27.40    $  52.42    $  56.32    $  47.17
Total Return
Total investment return
  based on net asset
  value(d)                   18.95%        16.05%      (17.66)%    (40.50)%      5.96%      28.69%      14.56%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted)         $972,045      $835,657     $715,438    $874,604  $1,656,689  $1,441,962  $1,008,093
Ratio to average
  net assets of:
  Expenses, net of waiver/
    reimbursement             1.52%(e)      1.66%(e)     1.49%       1.28%       1.14%       1.18%       1.22%(f)
  Expenses, before waiver/
    reimbursement             1.53%(e)      1.66%(e)     1.49%       1.28%       1.14%       1.18%       1.22%(f)
  Net investment loss        (1.05)%(c)(e) (1.18)%(e)   (1.04)%      (.61)%      (.30)%      (.28)%      (.11)%
Portfolio turnover rate         24%           29%          41%        115%         58%         62%         61%


See footnote summary on page 29.


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN GROWTH FUND


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                      Class B
--------------------------------------------------------------------------------------------------------------
                         Six Months    November 1,
                              Ended           2002
                        January 31,             to                       Year Ended October 31,
                               2004       July 31,      ------------------------------------------------------
                        (unaudited)        2003(a)       2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period   $ 18.44          $ 15.98       $ 19.56     $ 39.49     $ 44.40     $ 38.15   $ 36.31
Income From Investment
  Operations
Net investment loss(b)     (.18)(c)        (.23)          (.34)       (.34)       (.43)       (.42)     (.31)
Net realized and
  unrealized gain
  (loss) on investment
  and foreign currency
  transactions             3.59            2.69          (3.24)     (13.89)       2.96       10.38      5.06
Net increase (decrease)
  in net asset value
  from operations          3.41            2.46          (3.58)     (14.23)       2.53        9.96      4.75
Less: Distributions
  Distributions from
  net realized gain
  on investment
  transactions               -0-             -0-            -0-      (5.70)      (7.44)      (3.71)     (2.91)
Net asset value,
  end of period         $ 21.85         $ 18.44        $ 15.98     $ 19.56      $ 39.49     $ 44.40   $ 38.15
Total Return
Total investment
  return based on
  net asset
  value(d)                18.49%          15.39%       (18.30)%     (40.93)%       5.18%      27.79%    13.78%
Ratios/Supplemental
  Data
Net assets,
  end of period
  (000's omitted)      $997,153        $999,620    $1,131,628   $2,233,260    $5,042,755 $5,265,153 $4,230,756
Ratio to average
  net assets of:
  Expenses, net
  of waiver/
  reimbursement            2.27%(e)        2.41%(e)      2.22%        2.00%        1.86%      1.90%      1.94%(f)
Expenses, before
  waiver/
  reimbursement            2.28%(e)        2.41%(e)      2.22%        2.00%        1.86%      1.90%      1.94%(f)
Net investment loss       (1.81)%(c)(e)   (1.94)%(e)    (1.77)%      (1.31)%      (1.02)%    (1.00)%     (.83)%
Portfolio turnover rate      24%             29%           41%         115%          58%        62%        61%


See footnote summary on page 29.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 27


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                      Class C
--------------------------------------------------------------------------------------------------------------
                         Six Months    November 1,
                              Ended           2002
                        January 31,             to                       Year Ended October 31,
                               2004       July 31,      ------------------------------------------------------
                        (unaudited)        2003(a)       2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period    $ 18.47        $ 16.00        $ 19.58     $ 39.52      $ 44.42     $ 38.17    $ 36.33
Income From Investment
  Operations
Net investment loss(b)      (.18)(c)       (.23)          (.33)       (.34)        (.43)       (.42)      (.31)
Net realized and
  unrealized gain
  (loss) on investment
  and foreign currency
  transactions              3.60           2.70          (3.25)     (13.90)        2.97       10.38      5.06
Net increase (decrease)
  in net asset value
  from operations           3.42           2.47          (3.58)     (14.24)        2.54        9.96      4.75
Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                -0-            -0-            -0-      (5.70)       (7.44)      (3.71)    (2.91)
Net asset value,
  end of period          $ 21.89          18.47        $ 16.00     $ 19.58      $ 39.52     $ 44.42   $ 38.17
Total Return
Total investment
  return based
  on net asset
  value(d)                 18.52%         15.44%        (18.28)%    (40.92)%       5.20%      27.78%    13.76%
Ratios/Supplemental
  Data
Net assets,
  end of period
  (000's omitted)       $251,784       $236,358        $239,940   $419,382     $959,043    $923,483  $718,688
Ratio to average
net assets of:
  Expenses, net
  of waiver/
  reimbursement             2.24%(e)       2.38%(e)       2.19%       1.98%        1.85%       1.90%     1.93%(f)
  Expenses, before
  waiver/reimbursement      2.25%(e)       2.38%(e)       2.19%       1.98%        1.85%       1.90%     1.93%(f)
  Net investment loss      (1.78)%(c)(e)  (1.90)%(e)     (1.74)%    (1.29)%       (1.02)%     (1.00)%    (.83)%
Portfolio turnover
  rate                        24%            29%            41%       115%           58%         62%       61%


See footnote summary on page 29.


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN GROWTH FUND


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                      Advisor Class
--------------------------------------------------------------------------------------------------------------
                         Six Months    November 1,
                              Ended           2002
                        January 31,             to                       Year Ended October 31,
                               2004       July 31,      ------------------------------------------------------
                        (unaudited)        2003(a)       2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period    $  26.81       $ 23.05        $ 27.92     $ 53.17     $ 56.88     $ 47.47     $ 44.08
Income From Investment
  Operations
Net investment income
  (loss)(b)                  (.11)(c)      (.16)          (.20)       (.11)       (.02)        .02         .08
Net realized and
  unrealized
  gain (loss)
  on investment
  and foreign
  currency transactions      5.25          3.92          (4.67)     (19.44)       3.75       13.10        6.22
Net increase
  (decrease)
  in net asset
  value from
  operations                5.14           3.76          (4.87)     (19.55)       3.73       13.12        6.30
Less: Distributions
  Distributions from
  net realized gain
  on investment
  transactions                -0-            -0-            -0-      (5.70)      (7.44)      (3.71)      (2.91)
Net asset value,
  end of period          $ 31.95        $ 26.81        $ 23.05     $ 27.92     $ 53.17     $ 56.88     $ 47.47
Total Return
  Total investment
  return based
  on net asset
  value(d)                 19.17%         16.31%        (17.44)%    (40.34)%     6.27%       29.08%      14.92%
Ratios/Supplemental
  Data
Net assets,
  end of period
  (000's omitted)        $20,313        $16,994        $10,433    $19,087     $38,278     $142,720   $174,745
Ratio to average
  net assets of:
  Expenses, net
  of waiver/
  reimbursement             1.22%(e)       1.36%(e)      1.18%        .98%        .83%         .88%       .93%(f)
  Expenses, before
  waiver/reimbursement      1.23%(e)       1.36%(e)      1.18%        .98%        .83%         .88%       .93%(f)
  Net investment
  income (loss)             (.75)%(c)(e)   (.87)%(e)     (.73)%      (.30)%        .03%         .03%      .17%
Portfolio turnover
  rate                        24%            29%           41%        115%          58%          62%       61%


(a)  The Fund changed its fiscal year end from October 31 to July 31.
(b)  Based on average shares outstanding.
(c)  Net of expenses waived by the transfer agent.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e)  Annualized.
(f) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the year ended October 31, 1998 the ratios of expenses to average net assets were 1.21% for Class A shares, 1.93% for Class B shares, 1.92% for Class C shares and .92% for Advisor Class shares.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 29


TRUSTEES

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Brenton W. Harries(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Thomas J. Bardong, Vice President
Alan E. Levi(2), Vice President
Mark R. Manley, Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110-2624

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798



(1)  Member of the Audit Committee.
(2) Mr. Levi is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN GROWTH FUND


ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

Blended Style Series
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds
Domestic
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International
All-Asia Investment Fund
Global Small Cap Fund
Global Research Growth Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds
Domestic
Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International
Global Value Fund
International Value Fund

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds
Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 31


NOTES


-------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN GROWTH FUND


ALLIANCEBERNSTEIN GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

GROWTHSR0104



ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures, effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board of Directors did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.    DESCRIPTION OF EXHIBIT

     11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  March 31, 2004